Revenues (Details Narrative)	6 Months Ended
Jun. 30, 2024
Vessels under time and bareboat charter agreements option to extend [member]
Number of vessels	12
Minimum [Member] | Vessels under time and bareboat charter agreements [member]
Time and Bareboat Charter Agreements in years	0.5
Minimum [Member] | Vessels under time and bareboat charter agreements option to extend [member]
Time and Bareboat Charter Agreements in years	2.0
Maximum [Member] | Vessels under time and bareboat charter agreements [member]
Time and Bareboat Charter Agreements in years	10.3
Maximum [Member] | Vessels under time and bareboat charter agreements option to extend [member]
Time and Bareboat Charter Agreements in years	9.0